PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 7,119	$ 7,219
Accumulated depreciation	5,408	4,881
Depreciated cost	1,711	2,338
Depreciation	715	989	$ 1,394
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,431	1,365
Accumulated depreciation	1,264	1,152
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	3,367	3,538
Accumulated depreciation	3,001	2,821
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,321	2,316
Accumulated depreciation	1,143	908
Obsolete property and equipment and certain nonfunctional Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	220	2,698
Accumulated depreciation	$ 188	$ 2,451